United States
Securities and Exchange Commission
Washington, DC   20549

Form 13-F

Form 13-F Cover Page

Report for the Calendar Year of the Quarter Ended
December 31, 2005.

Institutional Investment Manager Filing this Report:

Name:		Ayrshire Associates, Inc.
Address:	1800 K Street, NW
		Suite 1030
		Washington, DC   20006

13-F File Number:	028-07230

The Institutional Investment Manager filing this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form.

Person signing the report on behalf of Reporting
Manager

Name:		James K. Ferguson
Title:		President
Phone:		202-293-9113

Signature, Place and Date of Signing:

James K. Ferguson	Washington, DC   	02/03/06

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Chevy Chase Bank Ser C 8% Pfd  PRF              166779207      390    15050 SH       SOLE                    15050
3M                             COM              88579Y101      241     3112 SH       SOLE                     3112
Adobe Systems                  COM              00724F101     4686   126776 SH       SOLE                   126776
Amgen                          COM              031162100     5103    64715 SH       SOLE                    64715
BJ Services Company            COM              055482103     4468   121840 SH       SOLE                   121840
BP PLC                         COM              055622104      277     4312 SH       SOLE                     4312
Baker Hughes                   COM              057224107     5235    86135 SH       SOLE                    86135
Bank of America                COM              060505104     6136   132958 SH       SOLE                   132958
Blackboard                     COM              091935502      230     7940 SH       SOLE                     7940
Cardinal Resources             COM              G1983K107       28    67000 SH       SOLE                    67000
Chesapeake Energy              COM              165167107     2413    76050 SH       SOLE                    76050
Chico's FAS                    COM              168615102     7614   173322 SH       SOLE                   173322
Cisco Systems                  COM              17275R102      639    37300 SH       SOLE                    37300
Comerica                       COM              200340107      295     5200 SH       SOLE                     5200
ConocoPhillips                 COM              20825C104     4884    83952 SH       SOLE                    83952
Cosi Inc.                      COM              22122P101      103    12400 SH       SOLE                    12400
Danaher                        COM              235851102     4250    76195 SH       SOLE                    76195
Dow Chemical                   COM              260543103      398     9075 SH       SOLE                     9075
Ecolab                         COM              278865100     1589    43800 SH       SOLE                    43800
Exxon Mobil                    COM              30231G102     5295    94268 SH       SOLE                    94268
Genentech                      COM              368710406     2138    23110 SH       SOLE                    23110
General Electric               COM              369604103     4260   121535 SH       SOLE                   121535
General Growth Properties      COM              370021107     4158    88480 SH       SOLE                    88480
Genzyme Corp                   COM              372917104     1776    25095 SH       SOLE                    25095
Goldman Sachs                  COM              38141G104     3921    30705 SH       SOLE                    30705
Hansen Natural Corp            COM              411310105     1140    14470 SH       SOLE                    14470
Johnson & Johnson              COM              478160104     2432    40459 SH       SOLE                    40459
Johnson Controls Inc           COM              478366107     4593    62990 SH       SOLE                    62990
L-3 Communications             COM              502424104     5822    78309 SH       SOLE                    78309
LabCorp                        COM              50540R409     5864   108900 SH       SOLE                   108900
Liberty Media 'B'              COM              001957307      212    26323 SH       SOLE                    26323
Linear Technology              COM              535678106     1791    49665 SH       SOLE                    49665
Lowes Companies                COM              548661107     4313    64700 SH       SOLE                    64700
MBNA                           COM              55262L100     4707   173352 SH       SOLE                   173352
Mack Cali                      COM              554489104      507    11740 SH       SOLE                    11740
Marvell Technology Group       COM              G5876H105     5265    93860 SH       SOLE                    93860
Maxim Integrated               COM              57772K101      541    14921 SH       SOLE                    14921
McDonald's                     COM              580135101     2140    63451 SH       SOLE                    63451
Medtronic                      COM              585055106     1202    20875 SH       SOLE                    20875
Microsoft                      COM              594918104     2046    78255 SH       SOLE                    78255
Omnicom Group                  COM              681919106     2222    26100 SH       SOLE                    26100
PepsiCo                        COM              713448108     3191    54005 SH       SOLE                    54005
Procter & Gamble               COM              742718109     2245    38792 SH       SOLE                    38792
QUALCOMM                       COM              747525103     4042    93820 SH       SOLE                    93820
Quality Systems Inc            COM              747582104     4191    54598 SH       SOLE                    54598
Schlumberger                   COM              806857108      238     2453 SH       SOLE                     2453
Seagate Technology             COM              G7945J104     1005    50290 SH       SOLE                    50290
Simpson Manufacturing          COM              829073105     2332    64165 SH       SOLE                    64165
Sirius Satellite Radio Inc     COM              82966U103      114    17000 SH       SOLE                    17000
St. Jude Medical               COM              790849103     4637    92363 SH       SOLE                    92363
Sysco                          COM              871829107      598    19260 SH       SOLE                    19260
T. Rowe Price Group            COM              74144T108     4844    67250 SH       SOLE                    67250
Texas Instruments              COM              882508104     1656    51645 SH       SOLE                    51645
UnitedHealth Group             COM              91324P102     6228   100232 SH       SOLE                   100232
Wachovia Corp                  COM              929903102     1578    29850 SH       SOLE                    29850
Walgreen                       COM              931422109     6018   135975 SH       SOLE                   135975
Washington REIT                COM              939653101      274     9024 SH       SOLE                     9024
Wells Fargo                    COM              949746101     2163    34430 SH       SOLE                    34430
XTO Energy                     COM              98385X106     3644    82925 SH       SOLE                    82925
Schwab Institutional Select S&                                 578 58933.288SH       SOLE                58933.288
Franklin Income Fund                                            75 31313.108SH       SOLE                31313.108